Earnings Per Share - Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator - Basic:
Net income (loss) attributable to common shareholders									$ (398.8)	$ 233.7	$ 117.7
Numerator - Diluted:
Net income (loss) attributable to common shareholders									(398.8)	233.7	117.7
Add: Net income (loss) attributable to noncontrolling interests									(430.7)
Dilutive net income (loss) available to common shareholders and noncontrolling interests									$ 829.5	$ 233.7	$ 117.7
Denominator:
Weighted average common shares - basic									343.7	351.0	349.7
Exchange of noncontrolling interests for common shares (Note 17)									14.5
Effect of other dilutive securities										6.8	4.4
Weighted average common shares - diluted									358.2	357.8	354.1
Basic earnings (loss) per share	$ (1.60)	$ (0.07)	$ 0.21	$ 0.17	$ 0.19	$ 0.19	$ 0.18	$ 0.10	$ (1.16)	$ 0.67	$ 0.34
Diluted earnings (loss) per share	$ (2.50)	$ (0.07)	$ 0.21	$ 0.17	$ 0.19	$ 0.19	$ 0.18	$ 0.10	$ (2.32)	$ 0.65	$ 0.33
Anti-dilutive stock options outstanding									21.3	2.9	2.7